INTANGIBLE ASSETS, NET (Details Textual)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
INTANGIBLE ASSETS, NET [Line Items]
Amortization of Intangible Assets	$ 151,673		$ 143,853	$ 80,359
Impairment of Intangible Assets, Finite-lived	$ 395,506	2,429,828	$ 0	$ 0